                           Hartford HLS Mutual Funds
                                CLASS IB SHARES
                           PROSPECTUS -- MAY 1, 1999

                                                                            STOCK FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Capital Appreciation HLS Fund

                                               Hartford Dividend and Growth HLS Fund

                                               Hartford Global Leaders HLS Fund

                                               Hartford Growth and Income HLS Fund

                                               Hartford Index HLS Fund

As with all mutual funds, the Securities and   Hartford International Opportunities HLS Fund
Exchange Commission has not approved or        Hartford Midcap HLS Fund
disapproved these securities or passed upon    Hartford Small Company HLS Fund
the adequacy or accuracy of this prospectus.   Hartford Stock HLS Fund
Any representation to the contrary is a
criminal offense.
                                                                       ASSET ALLOCATION FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Advisers HLS Fund

                                               Hartford International Advisers HLS Fund

                                                                             BOND FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Bond HLS Fund

                                               Hartford High Yield HLS Fund

                                               Hartford Mortgage Securities HLS Fund

                                                                         MONEY MARKET FUND
                                                   -------------------------------------------------------------

                                               Hartford Money Market HLS Fund

                                               HARTFORD HLS MUTUAL FUNDS
                                               C/O INDIVIDUAL ANNUITY SERVICES
                                               P.O. BOX 5085
                                               HARTFORD, CT 06102-5085

2                                                                       CONTENTS
--------------------------------------------------------------------------------

                                                                                      PAGE
                                                                                ----------
A SUMMARY OF EACH FUND'S      Hartford Capital Appreciation HLS Fund, Inc.......         4
GOALS,
STRATEGIES, RISKS, PERFORMANCE Hartford Dividend and Growth HLS Fund, Inc........         6
AND
MANAGEMENT FEES.              Hartford Global Leaders HLS Fund..................         8
                              Hartford Growth and Income HLS Fund...............        10
                              Hartford Index HLS Fund, Inc......................        12
                              Hartford International Opportunities HLS Fund,           14
                              Inc...............................................
                              Hartford MidCap HLS Fund, Inc.....................        16
                              Hartford Small Company HLS Fund, Inc..............        18
                              Hartford Stock HLS Fund, Inc......................        20
                              Hartford Advisers HLS Fund, Inc...................        22
                              Hartford International Advisers HLS Fund, Inc.....        24
                              Hartford Bond HLS Fund, Inc.......................        26
                              Hartford High Yield HLS Fund......................        28
                              Hartford Mortgage Securities HLS Fund, Inc........        30
                              Hartford Money Market HLS Fund, Inc...............        32

DESCRIPTION OF ADDITIONAL     Additional investment matters.....................        34
INVESTMENT
STRATEGIES AND INVESTMENT     Risks of investing in the funds...................        35
RISKS.

MANAGEMENT AND FEE            Management of the funds...........................        36
INFORMATION.

INFORMATION ON HOW TO PURCHASE Purchase and sale of fund shares..................        37
AND SELL THE FUND'S SHARES.

FURTHER INFORMATION ON THE    Transaction details...............................        39
FUNDS.
                              Federal income taxes..............................        39
                              Performance related information...................        40
                              General information...............................        41
                              Financial highlights..............................        42
                              For more information..............................        57

INTRODUCTION                                                                   3
--------------------------------------------------------------------------------

                           HARTFORD HLS MUTUAL FUNDS

    The Hartford HLS Mutual Funds is a family of fifteen mutual funds (each a "fund" and together the "funds") which serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"). Contractholders of variable annuity products and policyholders of variable life insurance products may choose the funds permitted in the accompanying variable insurance product prospectus. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The Class IB shares were first offered publicly in April, 1998. Class IA shares are offered pursuant to another prospectus and are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Information on each fund can be found on the pages following this summary.

    Please note that mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4                                         HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------

                                               INVESTMENT GOAL AND STYLE.  The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                               The fund normally invests at least 65% of its total assets in equity securities of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry sector. This strategy is sometimes referred to as a
                                               "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation for a significant event that could cause an increase in stock price.
                                               In analyzing a prospective investment Wellington Management looks at a number of factors such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND                                         5
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
SAUL J. PANNELL
- Senior Vice President of Wellington Management
- Manager of the fund since 1991
- Joined Wellington Management in 1979
- Investment professional since 1974

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      24.11%
1990         -10.90%
1991          53.99%
1992          16.98%
1993          20.80%
1994           2.50%
1995          30.25%
1996          20.70%
1997          22.34%
1998          15.48%

                                     BEST QUARTER:  up 24.99%, first quarter 1991
                                     WORST QUARTER:  down 24.47%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                                                            (APRIL 2,
                                                                             1 YEAR    5 YEARS   10 YEARS     1984)
                                                                             -------   -------   --------   ---------
                                             Class IA......................   15.48%    17.89%     18.55%     17.56%
                                             Index.........................   28.60%    24.05%     19.19%     18.39%

                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

6                                          HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------

                                               INVESTMENT GOAL AND STYLE.  The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in equity securities.
                                               The portfolio manager primarily invests in a diversified portfolio of equity securities that typically have above average income yields and whose prospects for capital appreciation she considers favorable. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.
                                               As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.
                                               The fund's portfolio is broadly diversified by industry and company.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND                                          7
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
LAURIE A. GABRIEL, CFA
- Senior Vice President of Wellington Management
- Manager of the fund since 1994
- Joined Wellington Management in 1976
- Investment professional since 1976

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995      36.37%
1996          22.91%
1997          31.89%
1998          16.42%

                                     BEST QUARTER:  up 16.29%, second quarter 1997
                                     WORST QUARTER:  down 7.49%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                               SINCE
                                                                             INCEPTION
                                                                             (MARCH 9,
                                                                   1 YEAR      1994)
                                                                   -------   ---------
                                             Class IA............   16.42%     22.18%
                                             Index...............   28.60%     24.92%

                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

8                                               HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in equity securities issued by U.S. companies and
                                     non-U.S. companies.
                                     The fund invests primarily in a diversified portfolio of equity securities covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.
                                     Under normal market and economic conditions, the fund invests at least 65% of its total assets in equity securities of high quality growth companies worldwide.
                                     These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.
                                     The fund uses a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.
                                     The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include: a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND                                               9
--------------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table below provides some indication of risk by showing the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level.
                                     All figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

 SUB-ADVISER                                                                                                        SINCE
 Wellington Management                                                                                            INCEPTION
                                                                                                             (SEPTEMBER 30, 1998)
                                                                                                             --------------------
 PORTFOLIO MANAGERS                           Class IA.....................................................         31.88%
 RAND L. ALEXANDER, CFA                       Index........................................................         21.15%
 - Senior Vice President of
  Wellington Management                       INDEX:  MSCI World Index, an unmanaged index of international equity securities
 - Co-manager of the fund since               that are similar, but not identical, to those in the fund's portfolio.
  inception (1998)                            ----------------------------------------------------------------------------
 - Joined Wellington Management in 1990
 - Investment professional since 1976
 ANDREW S. OFFIT
 - Vice President of Wellington Management
 - Co-manager of the fund since inception
   (1998)
 - Joined Wellington Management in 1997
 - Investment professional since 1987

10                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

                                               INVESTMENT GOAL AND STYLE.  The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.
                                               The fund invests primarily in a diversified portfolio of equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
                                               Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.
                                               The fund's portfolio is broadly diversified by industry and company.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The table below provides some indication of risk by showing the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level.
                                               All figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND                                           11
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

 SUB-ADVISER                                                                                                       SINCE
 Wellington Management                                                                                           INCEPTION
                                                                                                               (MAY 29, 1998)
                                                                                                               --------------
 PORTFOLIO MANAGERS                             Class IA.....................................................      19.05%
 JAMES A. RULLO, CFA                            Index........................................................      13.66%
 - Senior Vice President of
  Wellington Management                         INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar,
 - Manager of the fund since                    but not identical, to those in the fund's portfolio.
  inception (1998)                              ----------------------------------------------------------------------------
 - Joined Wellington Management in 1994
 - Investment professional since 1987

12                                                       HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.
                                     The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index")
                                     as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the management of the fund, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.
                                     The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.
                                     The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P") chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 1998, approximately fifty percent of the Index was composed of the forty-one largest companies, the five largest being Microsoft
                                     Corporation, General Electric Company, Intel Corporation, WalMart Stores, Inc. and
                                     Exxon Corporation.
                                     HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.
                                     The fund's ability to approximate the performance of the Index will depend to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.
                                     "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P
                                     500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of
                                     The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life
                                     Insurance Company.
                                     The fund's portfolio is broadly diversified by industry and company.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Liquidity risk                      - Opportunity risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

HARTFORD INDEX HLS FUND                                                       13
--------------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with the
                                     S&P 500 Index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
RODGER K. METZGER
- Vice President of HIMCO
- Manager of the fund since 1987
- Joined HIMCO in 1987
- Investment professional since 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      30.47%
1990          -3.99%
1991          29.53%
1992           6.82%
1993           9.12%
1994           0.94%
1995          36.55%
1996          22.09%
1997          32.61%
1998          28.06%

                                     BEST QUARTER:  up 21.17%, fourth quarter 1998
                                     WORST QUARTER:  down 14.08%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                                                 SINCE
                                                                                                               INCEPTION
                                                                             1 YEAR    5 YEARS   10 YEARS    (MAY 1, 1987)
                                                                             -------   -------   --------   ----------------
                                             Class IA......................   28.06%    23.37%     18.36%         15.64%
                                             Index.........................   28.56%    24.04%     19.17%         16.43%

                                               INDEX:  S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.
                                               ------------------------------------------------------------------------

14                                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford International Opportunities HLS Fund
                                     seeks growth of capital by investing primarily in equity securities issued by
                                     non-U.S. companies.
                                     The fund normally invests at least 65% of its assets in equity securities issued by non-U.S. companies. The fund anticipates that, under normal market conditions, it will diversify its investments among at least three countries other than the
                                     United States. The securities in which the fund invests are denominated in both
                                     U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.
                                     Wellington Management uses a three-pronged investment strategy:
                                     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.
                                     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
                                     - Wellington Management conducts fundamental research on individual companies to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high quality companies that operate in established markets. Characteristics of high quality companies include a strong balance sheet, attractive industry dynamics, strong competitive advantages and attractive relative value within the context of a security's primary trading market.
                                     The fund may also invest on a limited basis in smaller companies and less developed emerging markets.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND                                 15
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
TROND SKRAMSTAD
- Senior Vice President of Wellington Management
- Manager of the fund since 1994
- Joined Wellington Management in 1993
- Investment professional since 1990
ANDREW S. OFFIT
- Vice President of Wellington Management
- Associate Manager of the fund since 1997
- Joined Wellington Management in 1997
- Investment professional since 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1991      13.00%
1992          -4.43%
1993          33.73%
1994          -1.94%
1995          13.93%
1996          12.91%
1997           0.34%
1998          13.16%


                                     BEST QUARTER:  up 16.77%, fourth quarter 1998
                                     WORST QUARTER:  down 16.98%, third quarter 1998
                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                     SINCE
                                                                                                   INCEPTION
                                                                             1 YEAR    5 YEARS   (JULY 2, 1990)
                                                                             -------   -------   --------------
                                             Class IA......................   13.16%     7.45%         7.33%
                                             Index.........................   26.71%    11.57%         8.21%*

                                             * Index inception performance from
                                             6/30/90

                                               INDEX:  Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP")
                                               Index, an unmanaged index of international equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

16                                                      HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                     The fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range represented by the Standard
                                     & Poor's MidCap 400 Index. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                     The fund uses a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the macro-economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.
                                     The fund favors high-quality growth companies. The key characteristics of high-
                                     quality growth companies include: a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table and bar chart below indicate the risks of investing in the fund. The bar chart shows performance for a one-year period and the table shows the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND                                                      17
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
PHILLIP H. PERELMUTER
- Vice President of Wellington Management
- Manager of the fund since inception (1997)
- Joined Wellington Management in 1995
- Investment professional since 1983

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1998      26.57%

                                     BEST QUARTER:  up 28.31%, fourth quarter 1998
                                     WORST QUARTER:  down 16.15%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                         SINCE
                                                                                       INCEPTION
                                                                                       (JULY 14,
                                                                             1 YEAR      1997)
                                                                             -------   ---------
                                             Class IA......................   26.57%     28.28%
                                             Index.........................   19.11%     20.22%

                                               INDEX:  Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

18                                               HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                     The fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range represented by the Russell
                                     2000 Index. The fund may invest up to 20% of its total assets in securities of
                                     non-U.S. companies.
                                     Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington
                                     Management selects securities of companies that, in its opinion:
                                     - have potential for above-average earnings growth,
                                     - are undervalued in relation to their investment potential,
                                     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
                                     - are relatively obscure and undiscovered by the overall investment community.
                                     Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     The fund is broadly diversified by industry and sector.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND                                               19
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
MARK E. WATERHOUSE
- Vice President of Wellington Management
- Manager of the fund since 1997
- Joined Wellington Management in 1995
- Investment professional since 1984

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1997      18.38%
1998          11.62%

                                     BEST QUARTER:  up 27.68%, fourth quarter 1998
                                     WORST QUARTER:  down 19.71%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                         SINCE
                                                                                       INCEPTION
                                                                                        (AUGUST
                                                                             1 YEAR    9, 1996)
                                                                             -------   ---------
                                             Class IA......................   11.62%     15.63%
                                             Index.........................   -2.55%     12.62%

                                               INDEX:  Russell 2000 Index, an unmanaged index of small company equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

20                                                       HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in equity securities.
                                     The fund normally invests at least 65% of the fund's total assets in stocks. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                     The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the macroeconomic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis,
                                       Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     The fund favors high-quality growth companies. The key characteristics of high-
                                     quality growth companies include: a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD STOCK HLS FUND                                                       21
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
RAND L. ALEXANDER, CFA
- Senior Vice President of Wellington Management
- Manager of the fund since 1992
- Joined Wellington Management in 1990
- Investment professional since 1976
PHILIP H. PERELMUTER
- Vice President of Wellington Management
- Associate Manager of the fund since 1995
- Joined Wellington Management in 1995
- Investment professional since 1983

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      26.02%
1990          -3.87%
1991          24.58%
1992          10.04%
1993          14.34%
1994          -1.89%
1995          34.10%
1996          24.33%
1997          31.38%
1998          33.47%

BEST QUARTER:  up 22.17%, fourth quarter 1998
WORST QUARTER:  down 17.22%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                                                 SINCE
                                                                                                   10          INCEPTION
                                                                             1 YEAR    5 YEARS    YEARS    (AUGUST 31, 1977)
                                                                             -------   -------   -------   -----------------
                                             Class IA......................   33.47%    23.47%    18.48%         16.12%
                                             Index.........................   28.60%    24.05%    19.19%         16.89%

                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

22                                                    HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------

                                               INVESTMENT GOAL AND STYLE.  The Hartford Advisers HLS Fund seeks maximum long-term total return. The fund actively allocates its assets among three categories:
                                               - equity securities
                                               - debt securities and
                                               - money market instruments.
                                               Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories and asset allocation is in
                                               Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               The fund's investments in equity securities and securities that are convertible into equity securities are substantially similar to the investments permitted for the Hartford HLS Stock Fund.
                                               The debt securities in which the fund may invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, securities rated investment grade, or if unrated, securities deemed by Wellington
                                               Management to be of comparable quality.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Small company risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with broad-based market indices for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND                                                    23
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
PAUL D. KAPLAN
- Senior Vice President of Wellington Management
- Co-manager of the fund since 1992
- Joined Wellington Management in 1982
- Investment professional since 1974
RAND L. ALEXANDER
- Senior Vice President of Wellington Management
- Co-manager of the fund since 1992
- Joined Wellington Management in 1990
- Investment professional since 1976

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      21.72%
1990           1.26%
1991          20.33%
1992           8.30%
1993          12.25%
1994          -2.74%
1995          28.34%
1996          16.62%
1997          24.51%
1998          24.66%


                                     BEST QUARTER:  up 13.92%, second quarter 1997
                                     WORST QUARTER:  down 9.25%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                                    (MARCH 31,
                                                                   1 YEAR    5 YEARS   10 YEARS       1983)
                                                                   -------   -------   --------   --------------
                                             Class IA............   24.66%    17.70%     15.08%        13.90%
                                             S&P Index...........   28.60%    24.05%     19.19%        17.74%
                                             LGCB Index..........    9.47%     7.30%      9.33%        10.08%

                                               INDICES:  S&P 500 Index and the Lehman Government Corporate Bond Index,
                                               unmanaged indices of stocks and bonds, respectively. Neither index by itself would represent the entire fund.
                                               ------------------------------------------------------------------------

24                                      HARTFORD INTERNATIONAL ADVISERS HLS FUND
--------------------------------------------------------------------------------

                                               INVESTMENT GOAL AND STYLE.  The Hartford International Advisers HLS Fund seeks maximum long-term total rate of return. The fund actively allocates its assets among three categories:
                                               - equity securities
                                               - debt securities and
                                               - money market instruments.
                                               Securities in which the fund invests primarily will be denominated in non-U.S.
                                               currencies and will be traded in non-U.S. markets.
                                               Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is in Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category. The fund's investments in equity securities are substantially similar to the equity securities investments permitted for the Hartford International Opportunities HLS
                                               Fund.
                                               The fund consists of a diversified portfolio of securities covering a broad range of countries, industries, and companies. The fund anticipates that, under normal market conditions, it will diversify its investments in at least three countries other than the United States.
                                               Debt securities in which the fund may invest include investment grade, non-
                                               convertible debt securities assigned within the four highest bond rating categories by Moody's Investors Service, Inc. ("Moody's") or S&P, or, if unrated, which are determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high yield-high risk securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's and by S&P, or, if unrated, are of comparable quality as determined by Wellington Management.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Small company risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with broad-based market indices for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

HARTFORD INTERNATIONAL ADVISERS HLS FUND                                      25
--------------------------------------------------------------------------------

                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management                          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PORTFOLIO MANAGERS
TROND SKRAMSTAD
- Senior Vice President of Wellington
  Management
- Manager of the equity component of the fund
  since 1995
- Joined Wellington Management in 1993
- Investment professional since 1990
                    1996                                     12.25%
1997           5.52%
1998          13.35%

ROBERT L. EVANS
- Senior Vice President of Wellington Management

BEST QUARTER:  up 10.60%, fourth quarter 1998
WORST QUARTER:  down 9.05%, third quarter 1998

 - Manager of the debt                                      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
  component of the fund since                            -------------------------------------------------------------
  1995
 - Joined Wellington                                                                                                 SINCE
  Management in 1995                                                                                               INCEPTION
                                                                                                       1 YEAR   (MARCH 1, 1995)
                                                                                                       ------   ---------------
 - Investment professional since              Class IA...............................................  13.35 %        12.07    %
  1985                                        EAFE GDP Index.........................................  26.71 %        13.89    %*
                                              Salomon Index..........................................  11.54 %        12.32    %*
 ANDREW S. OFFIT
 - Vice President of Wellington               * Index inception performance is from 2/28/95
  Management
 - Associate Manager of the                   INDICES:  Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index
  equity component of the                     and the Salomon World Government Bond ex-US Index, unmanaged indices of
  fund since 1997                             international securities that are similar, but not identical, to those in the fund's
 - Joined Wellington Management in 1997       portfolio.
                                              ----------------------------------------------------------------------------
 - Investment professional since 1987

26                                                        HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford Bond HLS Fund seeks maximum current income consistent with preservation of capital by investing primarily in debt securities.
                                     The fund normally invests at least 80% of its portfolio in investment grade debt securities. Up to 20% of the fund may be invested in securities rated in the highest category of below investment grade bonds ("Ba1", "Ba2" or "Ba3" by Moody's or "BB+", "BB" or "BB-" by S&P), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".
                                     The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Up to 20% of the fund's total assets may be invested in securities of
                                     non-U.S. companies.
                                     The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries by assessing such factors as a company's business environment, balance sheet, income statement, anticipated earnings, management team and other related measures of value.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Management risk
                                         - Credit risk                         - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Interest rate risk                  - Opportunity risk
                                         - International investments risk      - Style risk
                                         - Liquidity risk                      - Valuation risk
                                         - Loss of money                       - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD BOND HLS FUND                                                        27
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
ALISON D. GRANGER, CFA
- Senior Vice President of HIMCO
- Manager of the fund since 1996
- Joined HIMCO in 1993
- Investment professional since 1981

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      12.10%
1990           8.39%
1991          16.43%
1992           5.53%
1993          10.24%
1994          -3.95%
1995          18.49%
1996           3.54%
1997          11.35%
1998           8.15%

                                     BEST QUARTER:  up 6.68%, second quarter 1989
                                     WORST QUARTER:  down 3.40%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                                                SINCE
                                                                                                              INCEPTION
                                                                                                             (AUGUST 31,
                                                                             1 YEAR    5 YEARS   10 YEARS       1977)
                                                                             -------   -------   --------   --------------
                                             Class IA......................    8.15%     7.25%      8.86%         9.04%
                                             Index.........................    9.47%     7.30%      9.33%         9.56%

                                               INDEX:  Lehman Government Corporate Bond Index, an unmanaged index of debt securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

28                                                  HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.
                                     The fund normally invests at least 65% of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by
                                     S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Securities rated below investment grade are commonly referred to as
                                     "high yield-high risk securities" or "junk bonds". Although the fund is permitted to invest up to 100% of its total assets in non-investment grade securities, no more than 10% of total assets will be invested in securities rated below B3 by
                                     Moody's or B- by S&P, or if unrated, determined to be of comparable quality by
                                     HIMCO.
                                     The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.
                                     Under normal circumstances, up to 30% of the fund's total assets may be invested in securities of non-U.S. issuers. One-third ( 1/3) of this 30% figure (10% of total assets) may be invested in securities issued in non-U.S. currencies
                                     (including the European Currency Unit and its successor, the Euro). Non-U.S.
                                     dollar denominated securities for which the fund uses currency transactions to reflect U.S. dollar valuation at the time of purchase or while the fund holds the security are excluded from the calculation of the percentage of securities issued in non-U.S. currencies. The fund may also invest in non-U.S. debt securities of issuers located in less developed markets, which are also known as emerging markets.
                                     The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries by assessing such factors as a company's business environment, balance sheet, income statement, anticipated earnings, management team and other related measures of value.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Management risk
                                         - Credit risk                         - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Interest rate risk                  - Opportunity risk
                                         - International investments risk      - Style risk
                                         - Liquidity risk                      - Valuation risk
                                         - Loss of money                       - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table below provides some indication of the risk by showing the fund's performance since inception compared with a broad-based market index for reference. These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level. The figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.

HARTFORD HIGH YIELD HLS FUND                                                  29
--------------------------------------------------------------------------------

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

SUB-ADVISER                                                          SINCE
HIMCO                                                              INCEPTION
                                                                   (SEPTEMBER
                                                                   30, 1998)
                                                                   ---------
PORTFOLIO MANAGER                            Class IA............     3.58%
ALISON D. GRANGER, CFA                       Index...............     2.13%
- Senior Vice President of
 HIMCO                                       INDEX:  Lehman High Yield Corporate Index, an
                                             unmanaged index of high yield
- Manager of the fund since                  debt securities that are similar, but not
                                             identical, to those in the fund's
 inception (1998)                            portfolio.
- Joined HIMCO in 1993                       --------------------------------------------------
- Investment professional since 1981

30                                         HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------

                                               INVESTMENT GOAL AND STYLE.  The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.
                                               The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments will be made in excess of 20% of the value of the fund's total assets. Such investments will be considered mortgage-related securities for purposes of the policy that the fund invest at least 65% of the value of its total assets in mortgage-related securities, including securities issued by the GNMA.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Prepayment risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND                                         31
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
PETER P. PERROTTI
- Senior Vice President of HIMCO
- Manager of the fund effective May 1, 1999
- Joined HIMCO in 1990
- Investment professional since 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      13.13%
1990           9.70%
1991          14.71%
1992           4.64%
1993           6.31%
1994          -1.61%
1995          16.17%
1996           4.99%
1997           9.01%
1998           6.72%

                                     BEST QUARTER:  up 6.55%, second quarter 1989
                                     WORST QUARTER:  down 2.13%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                                             SINCE
                                                                                                           INCEPTION
                                                                                                           (JANUARY
                                                                             1 YEAR   5 YEARS   10 YEARS   1, 1985)
                                                                             ------   -------   --------   ---------
                                             Class IA......................   6.72%     6.92%      8.27%      8.89%
                                             Index.........................   6.96%     7.23%      9.13%     10.12%

                                               INDEX:  Lehman Mortgage Backed Securities, an unmanaged index of mortgage backed securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

32                                                HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------

                                     INVESTMENT GOAL AND STYLE.  The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.
                                     The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term money market instruments such as securities issued by corporations and financial institutions. The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  An investment in the fund is not insured or guaranteed by the
                                     Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. In addition, the fund is subject to the following risks:

                                     - Credit risk                             - Opportunity risk
                                         - Interest rate risk                  - Style risk
                                         - Management risk                     - Valuation risk
                                         - Market risk                         - Year 2000 risk
                                         - Natural event risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND                                                33
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
WILLIAM H. DAVISON, JR.
- Senior Vice President of HIMCO
- Manager of the fund since 1992
- Joined HIMCO in 1990
- Investment professional since 1981

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989       9.10%
1990           8.09%
1991           6.01%
1992           3.63%
1993           2.94%
1994           3.95%
1995           5.74%
1996           5.09%
1997           5.31%
1998           5.25%

                                     BEST QUARTER:  up 2.36%, second quarter 1989
                                     WORST QUARTER:  up 0.72%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                                                SINCE
                                                                                                              INCEPTION
                                                                             1 YEAR   5 YEARS   10 YEARS   (JUNE 30, 1980)
                                                                             ------   -------   --------   ---------------
                                             Class IA......................   5.25%     5.11%      5.53%         7.52%
                                             Index.........................   4.94%     5.02%      5.43%          N/A

                                               INDEX:  60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills that are similar, but not identical, to those in the fund's portfolio.
                                               Current 7-day yield as of December 31, 1998:   4.79%
                                               Effective 7-day yield as of December 31, 1998:  4.90%
                                               Please call 1-800-862-6668 for the most recent current and effective yield information.
                                               ------------------------------------------------------------------------

34                                                 ADDITIONAL INVESTMENT MATTERS
--------------------------------------------------------------------------------

USE OF OPTIONS AND FUTURES. Each fund (other than the Money Market fund) may purchase and sell options and enter into futures contracts, in each case with respect to stocks, bonds, groups of securities (such as financial indices) or foreign currencies. These techniques permit a fund to gain exposure to a particular security or group of securities, and thereby earn returns similar to those which would be earned by direct investments in those securities. These techniques are also used to manage risk by hedging a fund's portfolio investments. Use of these techniques may result in losses to a fund or increase volatility.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES. From time to time each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

ABOUT EACH FUND'S INVESTMENT GOAL. Each fund's investment goal may be changed only with approval of the shareholders of the fund. A fund may not be able to achieve its goal.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES. At times each fund (other than the Money Market fund) may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

RISKS OF INVESTING IN THE FUNDS                                               35
--------------------------------------------------------------------------------

    The funds are subject to the following investment risks:

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will have its credit rating downgraded, default or otherwise become unable to honor a financial obligation. This risk is higher for junk bonds.

DERIVATIVES RISK. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

INTEREST RATE RISK. The risk of market losses attributable to increases in interest rates. With debt securities (such as bonds), a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Generally speaking, a debt security with longer maturity is more sensitive to interest rate changes than a similar security of shorter maturity.

INTERNATIONAL INVESTMENT RISKS. Investments in foreign markets involve special risks and considerations. Some of these factors are also present when investing in the United States but are heightened when investing in non-US markets and especially emerging markets. For example, these risks may include political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations.

    In addition, international investors may experience higher commission rates on foreign portfolio transactions, potential adverse changes in tax and exchange control regulations, the potential for restrictions on the flow of international capital, and potential adverse effects from the transition to the euro in European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which a fund may not be able to recover. Also, changes in the exchange rates between the US dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, for example, by eroding or reversing gains or widening losses from those investments. These risks are common to all mutual fund investing in international securities.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like, especially in down markets. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

LOSS OF MONEY RISK. The risk that because the net asset value of each fund, except the Money Market Fund, will fluctuate up or down a shareholder could lose money.

MANAGEMENT RISK. The risk that a strategy used by the fund's management may fail to produce the intended result.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the stock or bond market as a whole.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PREPAYMENT RISK. The risk that the mortgage securities hold by a fund may be adversely affected by changes in prepayment rates on the underlying mortgages.

SMALL COMPANY RISK. The risks of securities of small capitalization companies, which typically include issuers with less experience and shorter operating histories. These investments may be more speculative than investments in larger or better established companies. Other risks associated with smaller or newer companies include less publicly-available information about the company, and the normal risks which accompany the development of new products, markets or services.

STYLE RISK. The risk that a portfolio's investment style may not produce favorable results relative to market trends.

VALUATION RISK. The risk that the fund has valued certain of its securities at a higher price than it can sell them for.

YEAR 2000 RISK. The risk that the funds' operations could be disrupted by year 2000 computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. If the issuers of securities in a fund's portfolio have year 2000 problems, these securities could go down in value.

36                                                       MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

                             THE INVESTMENT ADVISER
    HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $130 billion in assets. As of December 31, 1998 HL Advisors had over $33.9 billion in assets under management.

                          THE INVESTMENT SUB-ADVISERS

    Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund and International Advisers HLS Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1998 Wellington Management had investment management authority over $211 billion in assets.
    The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1998 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $61.2 billion of assets for various clients.

                                MANAGEMENT FEES

    For the year ended December 31, 1998, the investment management fees paid to each fund with at least one full year of operations were as a percentage of total assets:

Hartford Capital Appreciation HLS Fund, Inc...........................     0.62%
Hartford Dividend and Growth HLS Fund, Inc............................     0.64%
Hartford Index HLS Fund, Inc..........................................     0.38%
Hartford International Opportunities HLS Fund, Inc....................     0.68%
Hartford MidCap HLS Fund, Inc.........................................     0.76%
Hartford Small Company HLS Fund, Inc..................................     0.75%
Hartford Stock HLS Fund, Inc..........................................     0.44%
Hartford Advisers HLS Fund, Inc.......................................     0.62%
Hartford International Advisers HLS Fund, Inc.........................     0.76%
Hartford Bond HLS Fund, Inc...........................................     0.48%
Hartford Mortgage Securities HLS Fund, Inc............................     0.43%
Hartford Money Market HLS Fund, Inc...................................     0.43%

    The fee schedule below indicates annualized management fees based on average daily net assets for three funds that have been in operation for less than one year.

    Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund*

NET ASSET VALUE                                            ANNUAL RATE
-------------------------------------------------------    -----------
First $250 million.....................................        0.775%
Next $250 million......................................        0.725%
Next $500 million......................................        0.675%
Over $1 billion........................................        0.625%

    *A fee of 0.20% is charged to each fund until the assets of such fund first reach $20 million, exclusive of seed money. Thereafter the full fee is charged.

PURCHASE AND SALE OF FUND SHARES                                              37
--------------------------------------------------------------------------------

                            PURCHASE OF FUND SHARES

    Fund shares are made available to serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life. Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") on a no-load basis at their net asset value as defined under Transaction Details.

    The funds offer Hartford Life contractholders or policyholders two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus in connection with a variable annuity product. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices and performance. The Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of Class IB shares.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the funds simultaneously. Although Hartford Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each fund's Board of Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

                         SALE AND REDEMPTION OF SHARES

    The Class IB shares of each fund are sold and redeemed by the fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at its home office, P.O. Box 5085, Hartford, CT 06102-5085. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by a fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the funds.

    Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to these documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

    Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

    The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to these documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c)

38                                              PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares. Rule 12b-1 fees have the effect of increasing operating expenses of the funds.

TRANSACTION DETAILS                                                           39
--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of each fund (except the Money Market Fund) are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value.
    The assets of the Money Market Fund are valued at their amortized cost pursuant to procedures established by the Board of Directors. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

    Trading on many foreign securities markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's net asset value may take place at a time that is different than when prices are determined for certain foreign funds. As a result, events affecting the values of foreign portfolio securities that occur between the time the prices are determined and the close of the NYSE will not be reflected in a fund's calculation of net asset value.

                                   DIVIDENDS

    The shareholders of each fund are entitled to receive such dividends as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.
    Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

                              EXCHANGE PRIVILEGES

    Contractholders and policyholders may exchange shares in each fund as indicated by the accompanying insurance product prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the contractholder/policyholder.

                              FEDERAL INCOME TAXES

    Each fund has elected and intends to continue qualifying under Subchapter M of the Internal Revenue Code of 1986, as amended. Each fund intends to distribute all of its net income and gains to shareholders. Because the shares are purchased only through products that defer taxes, these distributions generally will not be considered taxable income to you at the time of distribution. Each fund will inform contractholders or policyholders of the amount and nature of such income and gains.

    Each fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. Each fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the funds' shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate insurance product prospectus.

    If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

                             BROKERAGE COMMISSIONS

    Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

40                                               PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

    The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

    Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

    The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

    The funds are offered exclusively through variable insurance products. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance product.

GENERAL INFORMATION                                                           41
--------------------------------------------------------------------------------

                                  DISTRIBUTOR

    Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

                                   CUSTODIAN

    State Street Bank and Trust Company, Boston, Massachusetts, serves as custodian of each fund's assets.

                    TRANSFER AND DIVIDEND DISBURSING AGENTS

    Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

42                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     4.410   $     3.914   $   3.490   $     2.860   $     3.052
Net investment income (loss).......        0.025         0.020       0.022         0.030         0.011
Net realized and unrealized gain
 (loss) on investments.............        0.525         0.794       0.655         0.785         0.070
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        0.550         0.814       0.677         0.815         0.081
Less distributions:
  Dividends from net investment
   income..........................       (0.026)       (0.022)     (0.025)       (0.030)       (0.011)
  Distributions from net realized
   gain on investments.............       (0.175)       (0.296)     (0.228)       (0.155)       (0.262)
  Return of capital................        0.000         0.000       0.000         0.000         0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.201)       (0.318)     (0.253)       (0.185)       (0.273)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        0.349         0.496       0.424         0.630        (0.192)
Net asset value, end of period.....  $     4.759   $     4.410   $   3.914   $     3.490   $     2.860
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        15.48%        22.34%      20.70%        30.25%         2.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 5,807,480   $ 4,802,992   $3,386,670  $ 2,157,892   $ 1,158,644
Ratio of expenses to average net
 assets............................         0.64%         0.64%       0.65%         0.68%         0.72%
Ratio of net investment income
 (loss) to average net assets......         0.59%         0.44%       0.60%         0.95%         0.40%
Portfolio turnover rate............        51.20%        57.60%      85.40%        78.60%        73.30%

FINANCIAL HIGHLIGHTS                                                          43
--------------------------------------------------------------------------------

                  HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                                         03/08/94-
CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95    12/31/94(A)
                                     -----------   -----------   ---------   ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     1.952   $     1.547   $   1.317   $   0.994   $ 1.000
Net investment income (loss).......        0.033         0.035       0.034       0.033     0.024
Net realized and unrealized gain
 (loss) on investments.............        0.280         0.445       0.258       0.323    (0.005)
                                     -----------   -----------   ---------   ---------   ----------
Total from investment operations...        0.313         0.480       0.292       0.356     0.019
Less distributions:
  Dividends from net investment
   income..........................       (0.035)       (0.031)     (0.034)     (0.033)   (0.024)
  Distributions from net realized
   gain on investments.............       (0.070)       (0.044)     (0.028)      0.000    (0.001)
  Return of capital................        0.000         0.000       0.000       0.000     0.000
                                     -----------   -----------   ---------   ---------   ----------
  Total from distributions.........       (0.105)       (0.075)     (0.062)     (0.033)   (0.025)
                                     -----------   -----------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................        0.208         0.405       0.230       0.323    (0.006)
Net asset value, end of period.....  $     2.160   $     1.952   $   1.601   $   1.317   $ 0.994
                                     -----------   -----------   ---------   ---------   ----------
                                     -----------   -----------   ---------   ---------   ----------
TOTAL RETURN.......................        16.42%        31.89%      22.91%      36.37%     1.60%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 3,031,293   $ 1,994,653   $ 879,980   $ 265,070   $55,066
Ratio of expenses to average net
 assets............................         0.66%         0.68%       0.73%       0.77%     0.83%(c)
Ratio of net investment income
 (loss) to average net assets......         1.81%         2.21%       2.52%       2.91%     3.52%(c)
Portfolio turnover rate............        48.20%        34.20%      56.90%      41.40%    27.80%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on March 8, 1994.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

44                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        HARTFORD GLOBAL LEADERS HLS FUND

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            9/30/98-12/31/98(A)
                                     -------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $  1.00
Net investment income (loss).......    0.001
Net realized and unrealized gain
 (loss) on investments.............    0.318
                                      ------
Total from investment operations...    0.319
Less distributions:
  Dividends from net investment
   income..........................   (0.002)
  Distributions from net realized
   gain on investments.............   (0.032)
  Return of capital................    0.000
                                      ------
  Total from distributions.........   (0.034)
                                      ------
Net increase (decrease) in net
 asset value.......................    0.285
Net asset value, end of period.....  $ 1.285
                                      ------
                                      ------
TOTAL RETURN.......................    31.88%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 5,761
Ratio of expenses to average net
 assets............................     0.89%(c)
Ratio of net investment income
 (loss) to average net assets......     1.46%(c)(d)
Portfolio turnover rate............     47.9%

---------

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          45
--------------------------------------------------------------------------------

                      HARTFORD GROWTH AND INCOME HLS FUND

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            5/29/98-12/31/98(A)
                                     -------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $ 1.000
Net investment income (loss).......    0.005
Net realized and unrealized gain
 (loss) on investments.............    0.185
                                     -------------
Total from investment operations...    0.190
Less distributions:
  Dividends from net investment
   income..........................   (0.004)
  Distributions from net realized
   gain on investments.............    0.000
  Return of capital................    0.000
                                     -------------
  Total from distributions.........   (0.004)
                                     -------------
Net increase (decrease) in net
 asset value.......................    0.186
Net asset value, end of period.....  $ 1.186
                                     -------------
                                     -------------
TOTAL RETURN.......................    19.05%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $25,312
Ratio of expenses to average net
 assets............................     0.28%(c)
Ratio of net investment income
 (loss) to average net assets......     1.42%(c)(d)
Portfolio turnover rate............     29.6%

---------

(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

46                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         HARTFORD INDEX HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95    12/31/94
                                     -----------   -----------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     2.878   $     2.382   $   2.028   $   1.522   $   1.546
Net investment income (loss).......        0.032         0.035       0.044       0.044       0.038
Net realized and unrealized gain
 (loss) on investments.............        0.759         0.692       0.393       0.507      (0.024)
                                     -----------   -----------   ---------   ---------   ---------
Total from investment operations...        0.791         0.727       0.437       0.551       0.014
Less distributions:
  Dividends from net investment
   income..........................       (0.027)       (0.035)     (0.044)     (0.044)     (0.038)
  Distributions from net realized
   gain on investments.............       (0.072)       (0.196)     (0.039)     (0.001)      0.000
  Return of capital................        0.000         0.000       0.000       0.000       0.000
                                     -----------   -----------   ---------   ---------   ---------
  Total from distributions.........       (0.099)       (0.231)     (0.083)     (0.045)     (0.038)
                                     -----------   -----------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................        0.692         0.496       0.354       0.506      (0.024)
Net asset value, end of period.....  $     3.570   $     2.878   $   2.382   $   2.028   $   1.522
                                     -----------   -----------   ---------   ---------   ---------
                                     -----------   -----------   ---------   ---------   ---------
TOTAL RETURN.......................        28.06%        32.61%      22.09%      36.55%       0.94%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 1,846,117   $ 1,123,455   $ 621,065   $ 318,253   $ 157,660
Ratio of expenses to average net
 assets............................         0.40%         0.39%       0.39%       0.39%       0.45%
Ratio of net investment income
 (loss) to average net assets......         1.21%         1.52%       2.07%       2.46%       2.50%
Portfolio turnover rate............         4.50%         5.70%      19.30%       1.50%       1.80%

FINANCIAL HIGHLIGHTS                                                          47
--------------------------------------------------------------------------------

              HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95     12/31/94
                                     -----------   -----------   ---------   ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     1.294   $     1.407   $   1.306   $   1.176   $  1.215
Net investment income (loss).......        0.021         0.022       0.023       0.020      0.016
Net realized and unrealized gain
 (loss) on investments.............        0.147        (0.019)      0.140       0.141     (0.039)
                                     -----------   -----------   ---------   ---------   ----------
Total from investment operations...        0.168         0.003       0.163       0.161     (0.023)
Less distributions:
  Dividends from net investment
   income..........................       (0.019)       (0.012)     (0.025)     (0.020)    (0.016)
  Distributions from net realized
   gain on investments.............       (0.088)       (0.104)     (0.037)     (0.011)     0.000
  Return of capital................        0.000         0.000       0.000       0.000      0.000
                                     -----------   -----------   ---------   ---------   ----------
  Total from distributions.........       (0.107)       (0.116)     (0.062)     (0.031)    (0.016)
                                     -----------   -----------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................        0.061        (0.113)      0.101       0.130     (0.039)
Net asset value, end of period.....  $     1.355   $     1.294   $   1.407   $   1.306   $  1.176
                                     -----------   -----------   ---------   ---------   ----------
                                     -----------   -----------   ---------   ---------   ----------
TOTAL RETURN.......................        13.16%         0.34%      12.91%      13.93%     (1.94)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 1,196,694   $ 1,092,946   $ 996,543   $ 686,475   $563,765
Ratio of expenses to average net
 assets............................         0.77%         0.77%       0.86%       0.85%      1.00%
Ratio of net investment income
 (loss) to average net assets......         1.51%         1.48%       1.74%       1.60%      1.42%
Portfolio turnover rate............       157.40%        72.70%      70.00%      55.60%     46.40%

48                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         HARTFORD MIDCAP HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                  7/15/97-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97(A)
                                     ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.137   $ 1.000
Net investment income (loss).......     (0.001)    0.001
Net realized and unrealized gain
 (loss) on investments.............      0.303     0.137
                                     ---------   ----------
Total from investment operations...      0.302     0.138
Less distributions:
  Dividends from net investment
   income..........................     (0.000)   (0.001)
  Distributions from net realized
   gain on investments.............      0.000     0.000
  Return of capital................      0.000     0.000
                                     ---------   ----------
  Total from distributions.........     (0.000)   (0.001)
                                     ---------   ----------
Net increase (decrease) in net
 asset value.......................      0.302     0.137
Net asset value, end of period.....  $   1.439   $ 1.137
                                     ---------   ----------
                                     ---------   ----------
TOTAL RETURN.......................      26.57%    13.81%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 143,494   $27,589
Ratio of expenses to average net
 assets............................       0.79%     0.46%(c)
Ratio of net investment income
 (loss) to average net assets......      (0.15)%    0.45%(c)
Portfolio turnover rate............     134.10%    46.10%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on July 15, 1997.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          49
--------------------------------------------------------------------------------

                     HARTFORD SMALL COMPANY HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                 8/9/96-
CLASS IA -- PERIOD ENDED:             12/31/98     12/31/97    12/31/96(A)
                                     -----------   ---------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................    $ 1.202     $   1.069     $ 1.000
Net investment income (loss).......     (0.002)        0.001       0.002
Net realized and unrealized gain
 (loss) on investments.............      0.141         0.195       0.069
                                     -----------   ---------   -----------
Total from investment operations...      0.139         0.196       0.071
Less distributions:
  Dividends from net investment
   income..........................      0.000        (0.001)     (0.002)
  Distributions from net realized
   gain on investments.............     (0.020)       (0.062)      0.000
  Return of capital................      0.000         0.000       0.000
                                     -----------   ---------   -----------
  Total from distributions.........     (0.020)       (0.063)     (0.002)
                                     -----------   ---------   -----------
Net increase (decrease) in net
 asset value.......................      0.119         0.133       0.069
Net asset value, end of period.....    $ 1.321     $   1.202     $ 1.069
                                     -----------   ---------   -----------
                                     -----------   ---------   -----------
TOTAL RETURN.......................      11.62%(b)     18.38%       7.15%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................    $350,734    $ 210,769     $42,812
Ratio of expenses to average net
 assets............................       0.77%         0.77%       0.72%(c)
Ratio of net investment income
 (loss) to average net assets......      (0.24)%        0.08%       0.31%(c)
Portfolio turnover rate............      235.7%        222.2%       31.8%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on August 9, 1996.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

50                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         HARTFORD STOCK HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     5.123   $     4.143   $   3.527   $     2.801   $    3.099
Net investment income (loss).......        0.051         0.050       0.060         0.070        0.061
Net realized and unrealized gain
 (loss) on investments.............        1.622         1.196       0.763         0.840       (0.111)
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        1.673         1.246       0.823         0.910       (0.050)
Less distributions:
  Dividends from net investment
   income..........................       (0.050)       (0.049)     (0.059)       (0.070)      (0.061)
  Distributions from net realized
   gain on investments.............       (0.184)       (0.217)     (0.148)       (0.114)      (0.187)
  Return of capital................        0.000         0.000       0.000         0.000        0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.234)       (0.266)     (0.207)       (0.184)      (0.248)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        1.439         0.980       0.616         0.726       (0.298)
Net asset value, end of period.....  $     6.562   $     5.123   $   4.143   $     3.527   $    2.801
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        33.47%        31.38%      24.33%        34.10%       (1.89)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 7,183,046   $ 4,713,322   $2,994,209  $ 1,876,884   $1,163,158
Ratio of expenses to average net
 assets............................         0.46%         0.45%       0.46%         0.48%        0.50%
Ratio of net investment income
 (loss) to average net assets......         0.95%         1.11%       1.59%         2.23%        2.17%
Portfolio turnover rate............         27.1%        31.60%      42.30%        52.90%       63.80%

FINANCIAL HIGHLIGHTS                                                          51
--------------------------------------------------------------------------------

                        HARTFORD ADVISERS HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     2.527   $     2.169   $   1.958   $     1.600   $    1.752
Net investment income (loss).......        0.061         0.056       0.059         0.064        0.054
Net realized and unrealized gain
 (loss) on investments.............        0.546         0.455       0.255         0.377       (0.100)
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        0.607         0.511       0.314         0.441       (0.046)
Less distributions:
  Dividends from net investment
   income..........................       (0.060)       (0.055)     (0.059)       (0.064)      (0.054)
  Distributions from net realized
   gain on investments.............       (0.089)       (0.098)     (0.044)       (0.019)      (0.052)
  Return of capital................        0.000         0.000       0.000         0.000        0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.149)       (0.153)     (0.103)       (0.083)      (0.106)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        0.458         0.358       0.211         0.358       (0.152)
Net asset value, end of period.....  $     2.985   $     2.527   $   2.169   $     1.958   $    1.600
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        24.66%        24.51%      16.62%        28.34%       (2.74)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $11,805,411   $ 8,283,912   $5,879,529  $ 4,262,769   $3,034,034
Ratio of expenses to average net
 assets............................         0.63%         0.63%       0.63%         0.65%        0.65%
Ratio of net investment income
 (loss) to average net assets......         2.40%         2.44%       2.92%         3.57%        3.34%
Portfolio turnover rate............         36.7%        36.10%      53.80%        63.50%       60.00%

52                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                          3/1/95-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95(A)
                                     ---------   ---------   ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.175   $   1.167   $   1.109   $ 1.000
Net investment income (loss).......      0.064       0.056       0.040     0.030
Net realized and unrealized gain
 (loss) on investments.............      0.082       0.006       0.093     0.126
                                     ---------   ---------   ---------   ----------
Total from investment operations...      0.146       0.062       0.133     0.156
Less distributions:
  Dividends from net investment
   income..........................     (0.039)     (0.050)     (0.051)   (0.030)
  Distributions from net realized
   gain on investments.............     (0.032)     (0.004)     (0.024)   (0.017)
  Return of capital................     (0.089)      0.000       0.000     0.000
                                     ---------   ---------   ---------   ----------
  Total from distributions.........     (0.166)     (0.054)     (0.075)   (0.047)
                                     ---------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................     (0.020)      0.008       0.058     0.109
Net asset value, end of period.....  $   1.155   $   1.175   $   1.167   $ 1.109
                                     ---------   ---------   ---------   ----------
                                     ---------   ---------   ---------   ----------
TOTAL RETURN.......................      13.35%       5.52%      12.25%    13.24%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 285,853   $ 207,582   $ 104,486   $31,264
Ratio of expenses to average net
 assets............................       0.86%       0.87%       0.96%     0.65%(c)
Ratio of net investment income
 (loss) to average net assets......       2.77%       3.08%       3.24%     3.36%(c)
Portfolio turnover rate............      161.1%     162.50%      95.20%    47.20%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on March 1, 1995.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          53
--------------------------------------------------------------------------------

                          HARTFORD BOND HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95     12/31/94
                                     ---------   ---------   ---------   ---------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.050   $  1.000    $   1.028   $   0.926   $  1.044
Net investment income (loss).......      0.053      0.063        0.064       0.064      0.060
Net realized and unrealized gain
 (loss) on investments.............      0.032      0.047       (0.029)      0.102     (0.100)
                                     ---------   ---------   ---------   ---------   -----------
Total from investment operations...      0.085      0.110        0.035       0.166     (0.040)
Less distributions:
  Dividends from net investment
   income..........................     (0.054)    (0.060)      (0.063)     (0.064)    (0.060)
  Distributions from net realized
   gain on investments.............      0.000      0.000        0.000       0.000     (0.018)
  Return of capital................      0.000      0.000        0.000       0.000      0.000
                                     ---------   ---------   ---------   ---------   -----------
  Total from distributions.........     (0.054)    (0.060)      (0.063)     (0.064)    (0.078)
                                     ---------   ---------   ---------   ---------   -----------
Net increase (decrease) in net
 asset value.......................      0.031      0.050       (0.028)      0.102     (0.118)
Net asset value, end of period.....  $   1.081   $  1.050    $   1.000   $   1.028   $  0.926
                                     ---------   ---------   ---------   ---------   -----------
                                     ---------   ---------   ---------   ---------   -----------
TOTAL RETURN.......................       8.15%     11.35%        3.54%      18.49%     (3.95)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 902,480   $552,870    $ 402,548   $ 342,495   $247,458
Ratio of expenses to average net
 assets............................       0.50%      0.51%        0.52%       0.53%      0.55%
Ratio of net investment income
 (loss) to average net assets......       5.86%      6.58%        6.37%       6.51%      6.23%
Portfolio turnover rate............      122.3%    112.90%(a)    212.00%    215.00%    328.80%
Current Yield(b)...................       5.92%      6.34%        6.25%       6.46%      7.19%

---------

(a) Excluding mortgage dollar rolls.

(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

54                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          HARTFORD HIGH YIELD HLS FUND

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            9/30/98-12/31/98(A)
                                     -------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $  1.00
Net investment income (loss).......    0.019
Net realized and unrealized gain
 (loss) on investments.............    0.017
                                     -------------
Total from investment operations...    0.036
Less distributions:
  Dividends from net investment
   income..........................   (0.019)
  Distributions from net realized
   gain on investments.............    0.000
  Return of capital................    0.000
                                     -------------
  Total from distributions.........   (0.019)
                                     -------------
Net increase (decrease) in net
 asset value.......................    0.017
Net asset value, end of period.....  $ 1.017
                                     -------------
                                     -------------
TOTAL RETURN.......................     3.59%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $14,482
Ratio of expenses to average net
 assets............................     0.35%(c)
Ratio of net investment income
 (loss) to average net assets......     8.04%(c)(d)
Portfolio turnover rate............     15.4%
Current Yield(e)...................     8.90%

---------

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS                                                          55
--------------------------------------------------------------------------------

                  HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            12/31/98     12/31/97     12/31/96    12/31/95    12/31/94
                                     ---------   -----------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.084   $  1.056      $   1.071   $   0.984   $   1.075
Net investment income (loss).......      0.067      0.071          0.069       0.068       0.068
Net realized and unrealized gain
 (loss) on investments.............      0.006      0.022         (0.018)      0.087      (0.086)
                                     ---------   -----------   ---------   ---------   ---------
Total from investment operations...      0.073      0.093          0.051       0.155      (0.018)
Less distributions:
  Dividends from net investment
   income..........................     (0.067)    (0.065)        (0.066)     (0.068)     (0.068)
  Distributions from net realized
   gain on investments.............     (0.003)     0.000          0.000       0.000      (0.005)
  Return of capital................     (0.002)     0.000          0.000       0.000       0.000
                                     ---------   -----------   ---------   ---------   ---------
  Total from distributions.........     (0.072)    (0.065)        (0.066)     (0.068)     (0.073)
                                     ---------   -----------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................      0.001      0.028         (0.015)      0.087      (0.091)
Net asset value, end of period.....  $   1.085   $  1.084      $   1.056   $   1.071   $   0.984
                                     ---------   -----------   ---------   ---------   ---------
                                     ---------   -----------   ---------   ---------   ---------
TOTAL RETURN.......................       6.72%      9.01%          4.99%      16.17%      (1.61)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 356,834   $325,702      $ 325,495   $ 327,565   $ 304,147
Ratio of expenses to average net
 assets............................       0.46%      0.45%          0.45%       0.47%       0.48%
Ratio of net investment income
 (loss) to average net assets......       6.18%      6.60%          6.67%       6.50%       6.65%
Portfolio turnover rate............      207.8%     46.50%(a)     201.00%     489.40%     365.70%
Current Yield(b)...................       6.15%      6.66%          6.67%       6.90%       7.84%

---------

(a) Excluding mortgage dollar rolls.

(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

56                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      HARTFORD MONEY MARKET HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95    12/31/94
                                     ---------   ---------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
Net investment income (loss).......      0.051       0.049       0.050       0.056       0.039
Net realized and unrealized gain
 (loss) on investments.............      0.000       0.000       0.000       0.000       0.000
                                     ---------   ---------   ---------   ---------   ---------
Total from investment operations...      0.051       0.049       0.050       0.056       0.039
Less distributions:
  Dividends from net investment
   income..........................     (0.051)     (0.049)     (0.050)     (0.056)     (0.039)
  Distributions from net realized
   gain on investments.............      0.000       0.000       0.000       0.000       0.000
  Return of capital................      0.000       0.000       0.000       0.000       0.000
                                     ---------   ---------   ---------   ---------   ---------
  Total from distributions.........     (0.051)     (0.049)     (0.050)     (0.056)     (0.039)
                                     ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................      0.000       0.000       0.000       0.000       0.000
Net asset value, end of period.....  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                     ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------
TOTAL RETURN.......................       5.25%       5.31%       5.09%       5.74%       3.95%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 872,486   $ 612,480   $ 542,586   $ 339,709   $ 321,465
Ratio of expenses to average net
 assets............................       0.45%       0.44%       0.44%       0.45%       0.47%
Ratio of net investment income
 (loss) to average net assets......       5.12%       5.21%       5.04%       5.57%       3.99%
Portfolio turnover rate............         --          --          --          --          --
Current Yield(a)...................       4.79%       5.36%       5.10%       5.40%       5.43%
Effective Yield(a).................       4.90%       5.50%       5.23%       5.54%       5.58%

---------

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FOR MORE INFORMATION                                                          57
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

                            ANNUAL/SEMIANNUAL REPORT
                                TO SHAREHOLDERS

Includes financial statements and portfolio holdings. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact the funds at:

BY MAIL:
Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:
1-800-862-6668

ON THE INTERNET:
www.invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:
at the SEC's Public Reference Room in
Washington, DC

BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET:
www.sec.gov

SEC FILE NUMBERS:

Capital Appreciation                                                   811-04005
Dividend and Growth                                                    811-08186
Global Leaders                                                         811-08629
Growth and Income                                                      811-08629
Index                                                                  811-05045
Int'l Opportunities                                                    811-06059
MidCap                                                                 811-08185
Small Company                                                          811-07557
Stock                                                                  811-02630
Advisers                                                               811-03659
Int'l Advisers                                                         811-08804
Bond                                                                   811-03660
High Yield                                                             811-08629
Mortgage Securities                                                    811-04201
Money Market                                                           811-03662

Information on the operation of the SEC's public reference room may be obtained by calling 1-800-SEC-0330.

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